SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS

The following is information regarding exercise prices and remaining contractual lives of outstanding options at December 31, 2025:

December 31, 2025
Outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
90,750	1.98	8.72	90,750	1.98	8.72
12,000	2.86	8.97	3,000	2.86	8.97
4,372	3.79	7.59	4,372	3.79	7.59
1,311	4.98	7.17	902	4.98	7.17
9,617	5.45	6.98	7,133	5.45	6.98
20,109	6.76	6.52	16,340	6.76	6.52
65,168	7.57	2.00	65,168	7.57	2.00
224,808	7.82	4.82	224,808	7.82	4.82
26,230	8.39	6.84	19,673	8.39	6.84
30,091	8.96	7.30	30,091	8.96	7.30
30,092	10.29	7.30	30,092	10.29	7.30
30,092	13.37	7.30	15,046	13.37	7.30
6,120	20.59	5.84	6,120	20.59	5.84
550,760	7.27	5.86	513,495	7.17	5.74

SCHEDULE OF RESTRICTED STOCK UNIT ACTIVITY

The following table summarizes the RSUs activity under the 2015 Plan as of December 31, 2025:

	units	Weighted average grant date fair value
Outstanding at beginning of year	-	-
Granted	24,566,602	1.85
Vested (*)	(14,400)	1.99
Forfeited	-	-
Outstanding at end of year	24,566,602	1.85

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

As of December 31, 2025, there was unrecognized compensation cost related to unvested equity classified RSUs of $38,809 thousand which is expected to be recognized as an expense on a straight-line basis over a weighted-average remaining vesting period of 3.6 years.

(*)	The vested RSUs as of December 31, 2025, were issued in 2026.

SCHEDULE OF CHANGES IN FAIR VALUE OF OPTIONS

The table below sets forth a summary of changes in the fair value of the options for periods through December 31, 2024:

	Number of options measured at fair value	Fair value (U.S. Dollars in thousands)
Balance at December 31, 2022	440,045	996
Effect of change in exchange rate		(30)
Changes in fair value	-	(734)
Balance at December 31, 2023	405,714	232
Effect of change in exchange rate		(4)
Changes in fair value	-	74
Reclassification of liability classified share-based compensation awards to equity	(401,794)	(302)
Balance at December 31, 2024	-	-

SCHEDULE OF EXPENSE(INCOME) RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS

	Year ended December 31
	2025			2024
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	(18)	-	(18)	98	42	140
Sales and marketing expenses (income)	(35)	-	(35)	74	20	94
General and Administrative expenses (income)	6,754	-	6,754	122	13	135
	6,701	-	6,701	294	75	369

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

	Year ended December 31
	2023
	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	98	(440)	(342)
Sales and marketing expenses (income)	111	(171)	(60)
General and Administrative expenses (income)	294	(111)	183
	503	(722)	(219)

Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

	2025	2024	2023
Dividend yield	0%	0%	0%
Expected volatility	74%-85%	74%-97%	74%-76%
Risk-free interest rate	3.3%-3.9%	3.3%-5.8%	3.3%-3.9%
Expected term (years)	2-3 years	2-7 years	4-7 years
Exercise price (USD)	1.98-2.86	1.98-18.01	3.32-11.78

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following is summary information of equity classified options in 2025:

	Year ended December 31, 2025
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding at beginning of year	979,184	6.55	7.5	-
Granted	19,500	2.82	8.99	-
Forfeited	(447,924)	6.26	7.28	-
Outstanding at end of year	550,760	7.27	5.86	-
Exercisable at end of year	513,495	7.17	5.74	-

Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The following table summarizes assumptions used as of December 31, 2025, 2024 and 2023:

	2025	2024	2023
Expected dividend	-	-	0%
Expected volatility	-	-	81.2%-90.9%
Risk-free interest rate	-	-	4.97%-5.35%
Expected life (years)	-	-	2-4 years
Exercise price (USD)	-	-	4.57-15.67